Note 8 - Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
8
 — Accrued Liabilities

Accrued liabilities consisted of the following:

	Successor	Predecessor
	December 31,	December 31,
	2016	2015

Customer deposits	$72,192	$611,341
Accrued compensation and benefits	91,325	532,435
Other payables	124,484	518,734
Due to Arthrex	-	31,785
Accrued professional fees	213,116	190,787
Accrued loss on abandonment of lease, current portion	88,560	103,173
Accrued Angel machine rework costs	465,000	465,000
	$1,054,677	$2,453,255

An accrual of
$600,000
was established in
2014
for machine refurbishment and design improvement costs required for certain centrifuges placed with customers; as of
December 31, 2016
and
2015,
the remaining accrued liability was
$465,000
.